Income taxes (Details-Federal statutory rate and the effective income tax rate)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory U.S. federal tax rate	21.00%	21.00%
State income taxes (net of federal benefit)	0.50%	(0.11%)
Income passed through to Members	(19.27%)	(18.47%)
Permanent differences	0.00%	0.00%
Other	0.00%	0.00%
Effective income tax rate	2.23%	2.42%